Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 1,125,820
Balance at end of year	1,222,421	$ 1,125,820
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,364,411	1,008,901
Additions	254,245	267,227
Disposals	(27,948)	(3,460)
Reclassification	0	0
Acquisitions as part of a business		50,594
Differences in translation reserves	(132,371)	41,149
Balance at end of year	1,458,337	1,364,411
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(238,591)	(190,340)
Additions	42,110	40,778
Disposals	(13,046)	(462)
Reclassification		(0)
Differences in translation reserves	(31,739)	7,935
Balance at end of year	(235,916)	(238,591)
Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,125,820	818,561
Balance at end of year	1,222,421	1,125,820
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	83,956	72,222
Additions	3,442	5,709
Disposals	(160)	(453)
Reclassification	0	2,242
Acquisitions as part of a business		1,682
Differences in translation reserves	(9,633)	2,554
Balance at end of year	77,605	83,956
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(18,148)	(12,799)
Additions	3,864	3,453
Disposals	(10)	(240)
Reclassification		1,585
Differences in translation reserves	(3,557)	551
Balance at end of year	(18,445)	(18,148)
Roads, buildings and leasehold improvements [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	65,808	59,423
Balance at end of year	59,160	65,808
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	792,275	763,828
Additions	18,657	2,527
Disposals	(13,007)	0
Reclassification	0	0
Acquisitions as part of a business		0
Differences in translation reserves	(75,558)	25,920
Balance at end of year	722,367	792,275
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(219,637)	(175,633)
Additions	37,057	36,620
Disposals	(13,007)	0
Reclassification		0
Differences in translation reserves	(28,182)	7,384
Balance at end of year	(215,505)	(219,637)
Facilities, machinery and equipment [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	572,638	588,195
Balance at end of year	506,862	572,638
Wind turbines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	29,844	0
Additions	191	894
Disposals	(43)	(972)
Reclassification	0	0
Acquisitions as part of a business		29,922
Differences in translation reserves	0	0
Balance at end of year	29,992	29,844
Wind turbines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(563)	(0)
Additions	1,109	634
Disposals	(21)	(71)
Reclassification		(0)
Differences in translation reserves	(0)	(0)
Balance at end of year	(1,651)	(563)
Wind turbines [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	29,281	0
Balance at end of year	28,341	29,281
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	763
Additions	0	0
Disposals	0	0
Reclassification	0	(763)
Acquisitions as part of a business		(0)
Differences in translation reserves	0	0
Balance at end of year	0	0
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	(511)
Additions	(0)	(0)
Disposals	0	0
Reclassification		(511)
Differences in translation reserves	(0)	(0)
Balance at end of year	0	0
Computers [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	252
Balance at end of year	0	0
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	414	1,132
Additions	(8)	240
Disposals	0	(150)
Reclassification	0	(808)
Acquisitions as part of a business		0
Differences in translation reserves	(0)	0
Balance at end of year	406	414
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(243)	(757)
Additions	80	71
Disposals	(8)	(151)
Reclassification		(434)
Differences in translation reserves	0	0
Balance at end of year	(315)	(243)
Office furniture and equipment [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	171	375
Balance at end of year	91	171
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	409,780	127,116
Additions	185,938	252,096
Disposals	(1,969)	0
Reclassification	3	0
Acquisitions as part of a business		18,990
Differences in translation reserves	(41,164)	11,578
Balance at end of year	552,588	409,780
Assets under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Additions	0	0
Disposals	0	0
Reclassification		0
Differences in translation reserves	0	0
Balance at end of year	0	0
Assets under construction [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	409,780	127,116
Balance at end of year	552,588	409,780
Other[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	48,142	43,840
Additions	46,025	5,761
Disposals	(12,769)	(1,885)
Reclassification	(3)	(671)
Acquisitions as part of a business		(0)
Differences in translation reserves	(6,016)	1,097
Balance at end of year	75,379	48,142
Other[Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	(640)
Additions	(0)
Disposals	0	0
Reclassification		(640)
Differences in translation reserves	(0)	(0)
Balance at end of year	0	0
Other[Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	48,142	43,200
Balance at end of year	$ 75,379	$ 48,142